CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net Income/(Loss)	$ 83,905	$ (366,195)	$ 117,016
Other comprehensive income/(loss):
Unrealized losses on available for sale securities	(26,607)
Amortization of deferred realized losses on cash flow hedges	3,694	4,028	4,017
Accelerated amortization of deferred realized losses on cash flow hedges		7,706
Reclassification of unrealized losses to earnings		184	32,644
Total Other Comprehensive Income/(Loss)	(22,913)	11,918	36,661
Comprehensive Income/(Loss)	$ 60,992	$ (354,277)	$ 153,677